Financing Arrangements - Summary of Debt Outstanding (Details) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Senior Secured Note Payable, Due August 2013 [Member]
Debt due date		August 2013	August 2013
Secured Convertible Notes, Due June through August 2014 [Member]
Debt due date		June through August 2014	June through August 2014
Convertible Notes, Due March 2015, Interest at 10% [Member]
Debt due date		March 2015	March 2015
Debt interest rate		10.00%	10.00%
Convertible Term Loan, Due December 2016, Interest at 10% [Member]
Debt due date	December 2016	December 2016	December 2016
Debt interest rate	10.00%	10.00%	10.00%
Convertible, Subordinated Notes, Due March 2012 Interest at 6% [Member]
Debt due date		March 2012	March 2012
Convertible, Subordinated Notes, Due March 2012 Interest at 6% [Member]
Debt interest rate		6.00%	6.00%
Convertible Subordinated Note, Due April 2015 Interest at 9% [Member]
Debt due date		April 2015	April 2015
Debt interest rate		9.00%	9.00%
Series Subordinated Note, Due April 2015 Stated Interest Rate of 12% Effective Interest of 38% [Member]
Debt due date	April 2015	April 2015	April 2015
Debt interest rate	12.00%	12.00%	12.00%
Debt effective interest rate	38.00%	38.00%	38.00%
Notes Payable, Due February 2015, Interest at 10% [Member]
Debt due date		February 2015	February 2015
Debt interest rate		10.00%	10.00%
Notes Payable, Due the Earlier of Raising $10 Million in Proceeds from Private Placements or January 2016, Interest Between 8.25% and 12% [Member]
Debt due date	January 2016	January 2016	January 2016
Proceeds from private placements	$ 10,000,000	$ 10,000,000	$ 10,000,000
Debt interest rate, minimum	8.25%	8.25%	8.25%
Debt interest rate, maximum	12.00%	12.00%	12.00%
Note Payable, Due August 2021, Interest 0% [Member]
Debt due date	August 2021	August 2021	August 2021
Debt interest rate	0.00%	0.00%	0.00%